Income taxes - DTL (Detail 3.2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	SFr 18	SFr 24
Other	34	20
Total deferred tax liabilities	53	44
UBS AG
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	18	24
Other	31	20
Total deferred tax liabilities	SFr 49	SFr 44